PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property, plant and equipment	$ 7,174,693	$ 7,034,299	$ 6,919,495
Property, Plant and Equipment, Gross [member]
Property, plant and equipment	12,692,962	12,275,008
Accumulated depreciation and impairment [member]
Property, plant and equipment	(5,518,269)	(5,240,709)
Construction work in progress [member]
Property, plant and equipment	1,030,730	597,351	321,031
Construction work in progress [member] | Property, Plant and Equipment, Gross [member]
Property, plant and equipment	1,030,730	597,351
Land [Member]
Property, plant and equipment	972,143	1,008,310	991,450
Land [Member] | Property, Plant and Equipment, Gross [member]
Property, plant and equipment	972,143	1,008,310
Buildings [member]
Property, plant and equipment	2,062,887	2,135,201	2,169,731
Buildings [member] | Property, Plant and Equipment, Gross [member]
Property, plant and equipment	3,959,186	3,926,157
Buildings [member] | Accumulated depreciation and impairment [member]
Property, plant and equipment	(1,896,299)	(1,790,956)
Plant and equipment [member]
Property, plant and equipment	2,921,462	3,112,755	3,256,348
Plant and equipment [member] | Property, Plant and Equipment, Gross [member]
Property, plant and equipment	6,388,843	6,410,561
Plant and equipment [member] | Accumulated depreciation and impairment [member]
Property, plant and equipment	(3,467,381)	(3,297,806)
Information technology equipment [member]
Property, plant and equipment	23,292	22,665	24,154
Information technology equipment [member] | Property, Plant and Equipment, Gross [member]
Property, plant and equipment	86,558	82,765
Information technology equipment [member] | Accumulated depreciation and impairment [member]
Property, plant and equipment	(63,266)	(60,100)
Fixtures and fittings [member]
Property, plant and equipment	15,906	12,297	9,880
Fixtures and fittings [member] | Property, Plant and Equipment, Gross [member]
Property, plant and equipment	44,694	40,388
Fixtures and fittings [member] | Accumulated depreciation and impairment [member]
Property, plant and equipment	(28,788)	(28,091)
Motor vehicles [member]
Property, plant and equipment	14,916	15,959	16,858
Motor vehicles [member] | Property, Plant and Equipment, Gross [member]
Property, plant and equipment	53,507	49,756
Motor vehicles [member] | Accumulated depreciation and impairment [member]
Property, plant and equipment	(38,591)	(33,797)
Other property, plant and equipment [member]
Property, plant and equipment	133,357	129,761	$ 130,043
Other property, plant and equipment [member] | Property, Plant and Equipment, Gross [member]
Property, plant and equipment	157,301	159,720
Other property, plant and equipment [member] | Accumulated depreciation and impairment [member]
Property, plant and equipment	$ (23,944)	$ (29,959)